[logo] PIONEER Investments(R)




May 5, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust II (the "Trust")
        (File Nos. 333-110037 and 811-21460)
        CIK No. 0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Pioneer AMT-Free Municipal Fund, Pioneer Growth Opportunities Fund and Pioneer Tax Free Money Market Fund; hereby certifies that the forms of prospectuses which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment
No. 18 to the Trust's registration statement on Form N-1A, filed electronically on April 30, 2010 (SEC Accession No. 0001265389-10-000008).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4519.

Very truly yours,



/s/ Lauren Giudice
-----------------------
Lauren Giudice



cc:  Jeremy B. Kantrowitz, Esq.
     Christoper J. Kelley, Esq.




       "Member of the UniCredit Banking Group, register of banking groups"